Trade and Other Receivables - Schedule of Movement of Allowance for Estimated Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance for Estimated Credit Losses [Abstract]
Balance at beginning		$ 951,455
Provision for expected credit losses expense (note 8)	$ 453,643
Reversal of expected credit loss provision		(219,256)
Balance at ending	$ 1,185,842	$ 732,199